STOCKHOLDERS' EQUITY (Schedule of Restricted Stock Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
STOCKHOLDERS' EQUITY [Abstract]
Restricted shares outstanding, Beginning balance, Shares	107,352	45,000
Restricted shares granted, Shares	130,000	82,352
Restricted shares vested, Shares	(20,588)
Restricted shares forfeited, Shares	(155,000)	(20,000)
Restricted shares outstanding, Ending balance, Shares	61,764	107,352
Restricted shares outstanding, Beginning balance, Weighted-average Grant Date Fair Value	$ 5.46	$ 12.5
Restricted shares granted, Weighted-average Grant Date Fair Value	$ 3.38	$ 3.33
Restricted shares vested, Weighted-average Grant Date Fair Value	$ 3.33
Restricted shares forfeited, Weighted-average Grant Date Fair Value	$ 4.85	$ 12.5
Restricted shares outstanding, Ending balance, Weighted-average Grant Date Fair Value	$ 3.33	$ 5.46